Other Income (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)		Dec. 31, 2013 CNY		Dec. 31, 2012 CNY		Dec. 31, 2011 CNY
Other Non Operating Income Expense [Line Items]
Gain on bargain purchase (Note 4)	$ 1,595		9,654
Gain on disposal of a subsidiary	2,367		14,332
Others	275		1,668		451		293
Other income, net	$ 4,237	[1]	25,654	[1]	451	[1]	293	[1]

[1]	Other income from related parties - - 12,013 1,985